Cover	Nov. 05, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2021
Entity File Number	001-36055
Entity Registrant Name	TD Holdings, Inc.
Entity Central Index Key	0001556266
Entity Tax Identification Number	45-4077653
Entity Incorporation, State or Country Code	DE
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	+86 (0755)
Local Phone Number	88898711
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	GLG
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	25th Floor, Block C, Tairan Building
Entity Address, Address Line Two	No. 31 Tairan 8th Road, Futian District
Security Exchange Name	NASDAQ